Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases
9 - Leases
The Company has operating and finance leases for property, IT and automobiles. The Company’s operating leases have lease terms expiring between calendar years 2026 and 2044. The Company’s lease agreements do not contain residual value guarantees, material variable payment provisions or material restrictive covenants.
Finance lease right-of-use assets that were previously included in property and equipment, net have been reclassified to finance lease right-of-use assets on the Consolidated Balance Sheets to conform to current period presentation. Finance lease liabilities continue to be included in other current liabilities and other non-current liabilities on the Consolidated Balance Sheets.
The Company did not have material short-term leases and did not incur any material variable lease expenses for all periods presented. No material gains or losses were recognized on lease terminations during the fiscal years ended March 31, 2026, 2025 and 2024.
Lease expense components are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Operating lease cost	$59	$39	$34

Finance lease cost:
Amortization of right-of-use assets	$27	$13	$5
Interest on lease liabilities	3	1	—
Total finance lease cost	$30	$14	$5
Supplemental disclosures of cash flow information related to leases are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$(44)	$(37)	$(35)
Operating cash flows used for finance leases	$3	$1	$—
Financing cash flows used for finance leases	$(26)	$(23)	$(10)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$98	$146	$28
Finance leases	$56	$33	$21
Supplemental balance sheet information related to leases are as follows:

	As of
(in millions, except lease term and discount rate)	March 31, 2026	March 31, 2025
Operating leases
Operating lease right-of-use assets	$379	$320

Operating lease liabilities	$39	$30
Non-current portion of operating lease liabilities	$393	$316
Total operating lease liabilities	$432	$346

Finance leases
Finance lease right-of-use assets, net	$69	$40

Other current liabilities	$25	$10
Other non-current liabilities	$34	$15
Total finance lease liabilities	$59	$25

Weighted Average Remaining Lease Term (in years)
Operating leases	12.05	13.76
Finance leases	2.84	3.39

Weighted Average Discount Rate
Operating leases	4.32%	4.23%
Finance leases	5.07%	5.43%
Maturity of lease liabilities as of March 31, 2026 is as follows (in millions):

Fiscal Year	Operating Leases	Finance Leases
2027	$50	$26
2028	56	21
2029	57	15
2030	52	—
2031	48	—
Thereafter	286	—
Total lease payments	549	62
Less imputed interest	(117)	(3)
Total	$432	$59
Less: current portion of lease liabilities	(39)	(25)
Non-current portion of lease liabilities	$393	$34
As of March 31, 2026, the Company had seven leases signed but not yet commenced, with an aggregate lease value of approximately $76.0 million and lease terms expiring through 2035.